Exhibit 1. Consolidated subsidiaries, associates and joint ventures - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Equity	$ 53,499,363	$ 58,231,628	$ 57,107,780	$ 48,215,699
Profit (loss) of the year	2,737,853	15,005,155	$ 12,355,390
Total assets	137,694,169	133,890,296
Total liabilities	$ 84,194,806	$ 75,658,668
Refineria de Cartagena S.A.S. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Refining of hydrocarbons, commercialization and distribution of products
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 16,582,279
Profit (loss) of the year	(1,688,830)
Total assets	27,321,381
Total liabilities	$ 10,739,102
Cenit Transporte y Logistica S.A.S. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Activity	Storage and transport by pipelines of hydrocarbons
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 16,310,718
Profit (loss) of the year	4,696,705
Total assets	18,303,490
Total liabilities	$ 1,992,772
Oleoducto Central S. A. - Ocensa [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	72.65%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 3,012,894
Profit (loss) of the year	2,528,350
Total assets	6,277,969
Total liabilities	$ 3,265,075
Ecopetrol Global Energy SLU [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Investment vehicle
Country/Domicile	Spain
Geographic area of operations	Spain
Equity	$ 9,320,715
Profit (loss) of the year	(434,773)
Total assets	9,321,078
Total liabilities	$ 363
Hocol Petroleum Limited - HPL [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Investment vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 3,444,262
Profit (loss) of the year	314,057
Total assets	3,444,326
Total liabilities	$ 64
Ecopetrol America LLC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 2,320,615
Profit (loss) of the year	(353,806)
Total assets	2,749,860
Total liabilities	$ 429,245
Hocol S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration, exploitation and production of hydrocarbons
Country/Domicile	Cayman Islands
Geographic area of operations	Colombia
Equity	$ 2,376,723
Profit (loss) of the year	300,828
Total assets	3,877,096
Total liabilities	$ 1,500,373
Esenttia S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Production and commercialization of polypropylene resin
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 1,870,802
Profit (loss) of the year	263,126
Total assets	2,445,757
Total liabilities	$ 574,955
Ecopetrol Capital AG [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group.
Country/Domicile	Switzerland
Geographic area of operations	Switzerland
Equity	$ 1,872,129
Profit (loss) of the year	176,999
Total assets	7,482,055
Total liabilities	$ 5,609,926
Andean Chemicals Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Investment vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 1,268,047
Profit (loss) of the year	(163,877)
Total assets	1,268,327
Total liabilities	$ 280
Oleoducto Bicentenario de Colombia S.A.S. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol	55.97%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 1,621,598
Profit (loss) of the year	214,482
Total assets	3,577,534
Total liabilities	$ 1,955,936
Oleoducto de los Llanos Orientales S. A. - ODL [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol	65.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Panama
Geographic area of operations	Colombia
Equity	$ 1,047,791
Profit (loss) of the year	444,625
Total assets	1,465,305
Total liabilities	$ 417,514
Inversiones de Gases de Colombia S.A. - Invercolsa S.A. (1)
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol	51.88%
Activity	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 765,720
Profit (loss) of the year	176,865
Total assets	1,311,588
Total liabilities	$ 545,868
Black Gold Re Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Reinsurer for companies of the Ecopetrol Business Group
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 837,693
Profit (loss) of the year	54,412
Total assets	1,079,572
Total liabilities	$ 241,879
Oleoducto de Colombia S.A. - ODC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol	73.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 411,180
Profit (loss) of the year	353,424
Total assets	640,292
Total liabilities	$ 229,112
Bioenergy S.A.S. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol	99.61%
Activity	Production of biofuels
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 26,508
Profit (loss) of the year	(20,248)
Total assets	194,257
Total liabilities	$ 167,749
Esenttia Masterbatch Ltda [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Activity	Manufacture of polypropylene compounds and masterbatches
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 322,511
Profit (loss) of the year	166,911
Total assets	401,404
Total liabilities	$ 78,893
Ecopetrol Oleo e Gas do Brasil Ltda. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Brazilian real
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 1,657,410
Profit (loss) of the year	(95,164)
Total assets	1,692,673
Total liabilities	$ 35,263
Bioenergy Zona Franca S.A.S. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol	99.61%
Activity	Production of biofuels
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ (92,416)
Profit (loss) of the year	(2,850)
Total assets	361,769
Total liabilities	$ 454,185
Ecopetrol del Peru S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 53,003
Profit (loss) of the year	305
Total assets	55,202
Total liabilities	$ 2,199
ECP Hidrocarburos de Mexico SA de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Offshore exploration
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 59,279
Profit (loss) of the year	(44,010)
Total assets	124,237
Total liabilities	$ 64,958
Ecopetrol Costa Afuera S.A.S. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Activity	Offshore exploration
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 13,356
Profit (loss) of the year	1,148
Total assets	32,017
Total liabilities	$ 18,661
Esenttia Resinas del Peru SAC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 6,275
Profit (loss) of the year	1,319
Total assets	39,833
Total liabilities	$ 33,558
Ecopetrol Energia S.A.S E.S.P. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Colombian peso
Ownership interest Ecopetrol	100.00%
Activity	Energy supply service
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 12,661
Profit (loss) of the year	5,256
Total assets	72,859
Total liabilities	$ 60,198
Ecopetrol USA Inc
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 7,550,468
Profit (loss) of the year	(294,497)
Total assets	7,552,294
Total liabilities	$ 1,826
Ecopetrol Permian LLC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	U.S. dollar
Ownership interest Ecopetrol	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 3,566,413
Profit (loss) of the year	(38,855)
Total assets	3,590,934
Total liabilities	$ 24,521
Topili Servicios Administrativos S de RL de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Mexican peso
Ownership interest Ecopetrol	100.00%
Activity	Specialized management services
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 16
Profit (loss) of the year	(35)
Total assets	20
Total liabilities	$ 4
Kalixpan Servicios Tecnicos S de RL de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	Mexican peso
Ownership interest Ecopetrol	100.00%
Activity	Specialized services related to oil and gas industry
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 20
Profit (loss) of the year	(31)
Total assets	24
Total liabilities	$ 4